Income Taxes - Components of Foreign and Domestic Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ 668,036	$ 118,393	$ (219,274)
Foreign	(608,761)	28,237	235,743
Income before income tax benefit	$ 59,275	$ 146,630	$ 16,469